Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2022, 2023, 2024 and 2025, and our financial performance for each such fiscal year:

(a)	(b)	(c)	(d)		(e)	(f)	(f)	(g)	(h)	(i)

Year	Summary Compensation Table Total for PEO #1 ($)	Compensation Actually Paid to PEO #1 ($) (1)	Summary Compensation Table Total for PEO #2 ($)	Compensation Actually Paid to PEO #2 ($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)	Value of Initial Fixed $100 Investment Based on:		Net Income ($) (3)	Adj. EBITDA (4)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (2)
2025	21,592,885	21,592,885	12,206,914	4,797,989	3,948,710	859,869	84	248	147.0	970.0
2024	9,473,198	9,473,198	—	—	4,359,574	6,539,360	313	262	294.5	677.4
2023	8,936,909	8,936,909	—	—	4,361,527	7,179,542	222	191	122.9	459.9
2022	7,096,370	7,096,370	—	—	5,851,748	6,409,839	167	122	86.7	289.7

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Jared Isaacman, Taylor Lauber	Nancy Disman, Christopher N. Cruz, and Jordan Frankel
2024	Jared Isaacman	Nancy Disman, Taylor Lauber and Jordan Frankel
2023	Jared Isaacman	Nancy Disman, Taylor Lauber and Jordan Frankel
2022	Jared Isaacman	Brad Herring, Nancy Disman, Taylor Lauber and Jordan Frankel
2021	Jared Isaacman	Brad Herring, Taylor Lauber and Jordan Frankel
2020	Jared Isaacman	Taylor Lauber and Jordan Frankel

(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P 500 IT Index.
(3)	Net Income figures have been updated from prior year’s definitive proxy statement to include income derived from noncontrolling interests.
(4)
Adjusted EBITDA is a
non-GAAP
measure. For a reconciliation of the differences between Adjusted EBITDA and the most directly comparable financial measure calculated and presented in accordance with GAAP, see Appendix A. These figures have been updated from last year’s definitive proxy statement to reflect adjustments used to determine our annual incentive program payout.

Compensation actually paid to our NEOs represents the “Total” compensation reported in the “Summary Compensation Table” for 2025, as adjusted as follows:

Adjustments	2024		2025
	PEO	Average Non-PEO NEOs	First PEO	Second PEO	Average Non-PEO NEOs

Summary Compensation Table Total	9,473,198	4,359,574	21,592,885	12,206,914	3,948,710

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(9,050,000)	(3,576,667)	(21,545,000)	(11,120,000)	(3,350,000)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	0	4,321,122	0	7,218,503	2,133,172

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	9,050,000	0	21,545,000	0	0

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	0	(3,786,682)	0	(9,644,305)	(6,805,766)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	0	5,222,011	0	6,136,878	4,933,754

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—

TOTAL ADJUSTMENTS	0	2,179,785	0	(7,408,925)	(3,088,841)

Compensation Actually Paid (SCT minus deductions plus total adjustments)	9,473,198	6,539,360	21,592,885	4,797,989	859,869

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Jared Isaacman, Taylor Lauber	Nancy Disman, Christopher N. Cruz, and Jordan Frankel
2024	Jared Isaacman	Nancy Disman, Taylor Lauber and Jordan Frankel
2023	Jared Isaacman	Nancy Disman, Taylor Lauber and Jordan Frankel
2022	Jared Isaacman	Brad Herring, Nancy Disman, Taylor Lauber and Jordan Frankel
2021	Jared Isaacman	Brad Herring, Taylor Lauber and Jordan Frankel
2020	Jared Isaacman	Taylor Lauber and Jordan Frankel

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P 500 IT Index.
Adjustment To PEO Compensation, Footnote

Adjustments	2024		2025
	PEO	Average Non-PEO NEOs	First PEO	Second PEO	Average Non-PEO NEOs

Summary Compensation Table Total	9,473,198	4,359,574	21,592,885	12,206,914	3,948,710

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(9,050,000)	(3,576,667)	(21,545,000)	(11,120,000)	(3,350,000)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	0	4,321,122	0	7,218,503	2,133,172

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	9,050,000	0	21,545,000	0	0

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	0	(3,786,682)	0	(9,644,305)	(6,805,766)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	0	5,222,011	0	6,136,878	4,933,754

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—

TOTAL ADJUSTMENTS	0	2,179,785	0	(7,408,925)	(3,088,841)

Compensation Actually Paid (SCT minus deductions plus total adjustments)	9,473,198	6,539,360	21,592,885	4,797,989	859,869

Non-PEO NEO Average Total Compensation Amount	$ 3,948,710	$ 4,359,574	$ 4,361,527	$ 5,851,748
Non-PEO NEO Average Compensation Actually Paid Amount	$ 859,869	6,539,360	7,179,542	6,409,839
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments	2024		2025
	PEO	Average Non-PEO NEOs	First PEO	Second PEO	Average Non-PEO NEOs

Summary Compensation Table Total	9,473,198	4,359,574	21,592,885	12,206,914	3,948,710

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(9,050,000)	(3,576,667)	(21,545,000)	(11,120,000)	(3,350,000)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	0	4,321,122	0	7,218,503	2,133,172

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	9,050,000	0	21,545,000	0	0

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	0	(3,786,682)	0	(9,644,305)	(6,805,766)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	0	5,222,011	0	6,136,878	4,933,754

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—

TOTAL ADJUSTMENTS	0	2,179,785	0	(7,408,925)	(3,088,841)

Compensation Actually Paid (SCT minus deductions plus total adjustments)	9,473,198	6,539,360	21,592,885	4,797,989	859,869

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2025:

•	End to End Payments;

•	Gross Revenue less Network Fees; and

•	Adjusted EBITDA

Total Shareholder Return Amount	$ 84	313	222	167
Peer Group Total Shareholder Return Amount	248	262	191	122
Net Income (Loss)	$ 147,000,000	$ 294,500,000	$ 122,900,000	$ 86,700,000
Company Selected Measure Amount	970	677.4	459.9	289.7
Measure:: 1
Pay vs Performance Disclosure
Name	End to End Payments
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Revenue less Network Fees
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a
non-GAAP
	measure. For a reconciliation of the differences between Adjusted EBITDA and the most directly comparable financial measure calculated and presented in accordance with GAAP, see Appendix A. These figures have been updated from last year’s definitive proxy statement to reflect adjustments used to determine our annual incentive program payout.
Jared Isaacman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 21,592,885	$ 9,473,198	$ 8,936,909	$ 7,096,370
PEO Actually Paid Compensation Amount	$ 21,592,885	9,473,198	8,936,909	7,096,370
PEO Name	Jared Isaacman
Taylor Lauber [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,206,914	0	0	0
PEO Actually Paid Compensation Amount	$ 4,797,989	0	$ 0	$ 0
PEO Name	Taylor Lauber
PEO | Jared Isaacman [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0
PEO | Jared Isaacman [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Jared Isaacman [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Jared Isaacman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,545,000)	(9,050,000)
PEO | Jared Isaacman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Jared Isaacman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Jared Isaacman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,545,000	9,050,000
PEO | Jared Isaacman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Jared Isaacman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Jared Isaacman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Jared Isaacman [Member] | Increase based on Incremental Fair Value of OptionsSARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Taylor Lauber [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Taylor Lauber [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Taylor Lauber [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,408,925)
PEO | Taylor Lauber [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,120,000)
PEO | Taylor Lauber [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,218,503
PEO | Taylor Lauber [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,644,305)
PEO | Taylor Lauber [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Taylor Lauber [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,136,878
PEO | Taylor Lauber [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Taylor Lauber [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Taylor Lauber [Member] | Increase based on Incremental Fair Value of OptionsSARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,088,841)	2,179,785
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,350,000)	(3,576,667)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,133,172	4,321,122
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,805,766)	(3,786,682)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,933,754	5,222,011
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Increase based on Incremental Fair Value of OptionsSARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0